Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Assets

	Notes	December 31, 2025	December 31, 2024
Government receivables and investments	9	$67.8	$66.3
Advances for the purchase of capital equipment		7.7	16.4
Deferred consideration from the sale of Sadiola		19.1	18.3
Royalty interests[1]		—	12.8
Marketable securities	21(a)	18.4	10.3
Income taxes receivable		0.4	1.0
Bond fund investments	21(a)	1.0	1.0
Other		9.7	9.6
		$124.1	$135.7
1.During the second quarter 2025, the Company sold royalty interests (note 31).